Net fee and commission income	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Fee And Commission Income Expense Explanatory
Note 4

Net fee and commission income
For the quarter ended Year-to-date
USD m 30.6.22 31.3.22 30.6.21 30.6.22 30.6.21
Underwriting fees 122 203 393 324 813
M&A and corporate finance fees 220 237 330 456 568
Brokerage

fees
870 1,078 1,037 1,948 2,395
Investment fund fees 1,233 1,388 1,405 2,621 2,842
Portfolio management and related services 2,298 2,463 2,426 4,761 4,710
Other 492 501 456 993 917
Total fee and commission income
1
5,235 5,868 6,047 11,103 12,244
of which: recurring 3,593 3,860 3,823 7,452 7,444
of which: transaction-based 1,632 1,989 2,182 3,621 4,664
of which: performance-based 10 19 42 29 136
Fee and commission expense 450 485 484 934 962
Net fee and commission income 4,785 5,384 5,563 10,169 11,282
1 Reflects third-party

fee and commission income for the second quarter

of 2022 of USD
3,281
m for Global Wealth Management (first

quarter of 2022: USD
3,637
m; second quarter of 2021:

USD
3,585 m), USD 422 m
for Personal & Corporate Banking

(first

quarter of 2022: USD
447 m; second quarter of 2021: USD 400 m), USD 720
m for Asset Management (first

quarter of 2022: USD
762 m; second quarter of 2021: USD 805 m),
USD 811
m for the Investment Bank

(first

quarter of 2022: USD
1,018 m; second quarter of 2021: USD 1,248 m) and USD 1
m for Group Functions (first

quarter of 2022: USD
4 m; second quarter of 2021: USD 9 m).